STATEMENT OF INVESTMENTS
BNY Mellon Short-Term U.S. Government Securities Fund

May 31, 2019 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.3%
Commercial Mortgage Pass-Through Ctfs. - 15.7%
Federal Home Loan Mortgage Corporation, Multifamily Structured Pass Through Certificates, Ser. K005, Cl. A2	4.32	11/1/2019	1,925,798	[a]	1,929,805
Federal Home Loan Mortgage Corporation, Multifamily Structured Pass Through Certificates, Ser. K007, Cl. A2	4.22	3/1/2020	1,438,825	[a]	1,451,769
Federal Home Loan Mortgage Corporation, Multifamily Structured Pass Through Certificates, Ser. K017, Cl. A2	2.87	12/1/2021	2,910,234	[a]	2,952,363
Federal Home Loan Mortgage Corporation, Multifamily Structured Pass Through Certificates, Ser. K018, Cl. A1	1.78	10/1/2020	172,106	[a]	171,126
Federal Home Loan Mortgage Corporation, Multifamily Structured Pass Through Certificates, Ser. K025, Cl. A1	1.88	4/1/2022	731,420	[a]	726,340
Federal Home Loan Mortgage Corporation, Multifamily Structured Pass Through Certificates, Ser. K713, Cl. A2	2.31	3/1/2020	4,868,733	[a]	4,854,299
Federal Home Loan Mortgage Corporation, Multifamily Structured Pass Through Certificates, Ser. K714, Cl. A2	3.03	10/1/2020	2,756,165	[a]	2,769,747
Federal Home Loan Mortgage Corporation, Multifamily Structured Pass Through Certificates, Ser. K721, Cl. A2	3.09	8/1/2022	2,000,000	[a]	2,049,651
Federal Home Loan Mortgage Corporation, Small Balance Mortgage Trust, Ser. 2016-SB21, Cl. A5F	1.81	9/1/2021	3,625,213		3,587,703

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 98.3% (continued)
Commercial Mortgage Pass-Through Ctfs. - 15.7% (continued)
Federal Home Loan Mortgage Corporation, Small Balance Mortgage Trust, Ser. 2016-SB22, Cl. A5F	1.78	9/1/2021	2,466,048	2,436,351
Federal Home Loan Mortgage Corporation, Small Balance Mortgage Trust, Ser. 2016-SB23, Cl. A5F	1.73	9/1/2021	2,553,014	2,522,243
Government National Mortgage Association, Ser. 2011-165, Cl. A	2.19	10/1/2037	1,415,701	1,407,017
Government National Mortgage Association, Ser. 2011-6, Cl. BA	3.50	10/1/2044	842,459	843,482
Government National Mortgage Association, Ser. 2012-142, Cl. A	1.11	5/1/2037	1,004,897	983,808
Government National Mortgage Association, Ser. 2012-33, Cl. A	1.90	3/1/2040	1,045,252	1,036,578
Government National Mortgage Association, Ser. 2013-101, Cl. A	0.51	5/1/2035	1,996,252	1,943,180
Government National Mortgage Association, Ser. 2013-105, Cl. A	1.71	2/1/2037	1,908,711	1,883,646
Government National Mortgage Association, Ser. 2013-30, Cl. A	1.50	5/1/2042	506,168	487,054
Government National Mortgage Association, Ser. 2013-73, Cl. A	0.98	12/1/2035	3,446,007	3,296,661
Government National Mortgage Association, Ser. 2014-109, Cl. A	2.33	1/1/2046	2,401,471	2,392,047
				39,724,870
Municipal Bonds - 3.4%
California Earthquake Authority, Revenue Bonds	2.81	7/1/2019	535,500	535,500
Massachusetts Housing Finance Agency, Revenue Bonds, Refunding, Ser. C	2.82	6/1/2019	295,000	295,000
Michigan Finance Authority, Revenue Bonds, Ser. A1	2.86	9/1/2022	1,500,000	1,513,845
State Board of Administration Finance Corporation, Revenue Bonds, Ser. A	2.16	7/1/2019	2,180,000	2,179,477
Texas, GO, Refunding	2.78	10/1/2020	2,000,000	2,014,960

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 98.3% (continued)
Municipal Bonds - 3.4% (continued)
Washington, GO, Ser. T	2.79	8/1/2020	2,000,000		2,013,120
				8,551,902
U.S. Government Agencies Mortgage-Backed - 54.2%
Federal Home Loan Bank, Unscd. Bonds	2.65	5/23/2022	3,235,000		3,236,719
Federal Home Loan Bank, Unscd. Bonds	2.75	3/25/2022	2,475,000		2,477,461
Federal Home Loan Bank, Unscd. Bonds	2.85	3/28/2022	2,465,000		2,465,855
Federal Home Loan Bank, Unscd. Bonds	3.00	9/27/2021	2,765,000		2,772,677
Federal Home Loan Bank, Unscd. Bonds	3.17	10/25/2021	1,500,000		1,505,163
Federal Home Loan Mortgage Corporation, REMIC, Ser. 2586, Cl. MJ	5.50	3/1/2023	245,959	[a]	256,250
Federal Home Loan Mortgage Corporation, REMIC, Ser. 3242, Cl. NG	5.75	2/1/2036	677,007	[a]	684,278
Federal Home Loan Mortgage Corporation, REMIC, Ser. 3527, Cl. DA	4.00	4/1/2029	359,843	[a]	366,196
Federal Home Loan Mortgage Corporation, REMIC, Ser. 3530, Cl. A	4.00	5/1/2024	139,342	[a]	139,404
Federal Home Loan Mortgage Corporation, REMIC, Ser. 3627, Cl. QH	4.00	1/1/2025	1,551,152	[a]	1,602,475
Federal Home Loan Mortgage Corporation, REMIC, Ser. 3726, Cl. KG	2.50	4/1/2025	260,408	[a]	260,100
Federal Home Loan Mortgage Corporation, REMIC, Ser. 3773, Cl. PA	3.50	6/1/2025	401,002	[a]	403,195
Federal Home Loan Mortgage Corporation, REMIC, Ser. 3820, Cl. NA	4.50	2/1/2038	49,327	[a]	49,287
Federal Home Loan Mortgage Corporation, REMIC, Ser. 3846, Cl. CK	1.50	9/1/2020	108	[a]	108
Federal Home Loan Mortgage Corporation, REMIC, Ser. 3928, Cl. A	3.00	9/1/2025	656,463	[a]	657,679
Federal Home Loan Mortgage Corporation, REMIC, Ser. 3942, Cl. AC	2.00	10/1/2021	279,904	[a]	278,439

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 98.3% (continued)
U.S. Government Agencies Mortgage-Backed - 54.2% (continued)
Federal Home Loan Mortgage Corporation, REMIC, Ser. 3952, Cl. MA	3.00	11/1/2021	1,333,353	[a]	1,343,096
Federal Home Loan Mortgage Corporation, REMIC, Ser. 3962, Cl. MA	4.00	4/1/2029	1,371,895	[a]	1,375,763
Federal Home Loan Mortgage Corporation, REMIC, Ser. 4016, Cl. AB	2.00	9/1/2025	887,327	[a]	882,309
Federal Home Loan Mortgage Corporation, REMIC, Ser. 4020, Cl. PC	1.75	3/1/2027	642,083	[a]	626,956
Federal Home Loan Mortgage Corporation, REMIC, Ser. 4079, Cl. WA,	2.00	8/1/2040	1,637,485	[a]	1,608,886
Federal Home Loan Mortgage Corporation, REMIC, Ser. 4176, Cl. BA	3.00	2/1/2033	966,911	[a]	967,654
Federal Home Loan Mortgage Corporation, REMIC, Ser. 4265, Cl. DA	4.00	6/1/2026	1,579,112	[a]	1,650,034
Federal Home Loan Mortgage Corporation, REMIC, Ser. 4287, Cl. AB	2.00	12/1/2026	435,019	[a]	433,314
Federal Home Loan Mortgage Corporation, REMIC, Ser. 4480, Cl. VW	3.50	10/1/2026	2,469,169	[a]	2,559,662
Federal Home Loan Mortgage Corporation, REMIC, Ser. 4532, Cl. VW	3.50	4/1/2027	1,473,512	[a]	1,530,080
Federal Home Loan Mortgage Corporation, REMIC, Ser. 4864, Cl. TA	4.00	11/1/2027	2,799,889	[a]	2,811,328
Federal Home Loan Mortgage Corporation, Unscd. Notes	2.60	4/1/2021	2,375,000	[a]	2,375,486
Federal Home Loan Mortgage Corporation, Unscd. Notes	2.75	5/9/2022	2,000,000	[a]	2,001,410
Federal Home Loan Mortgage Corporation, Unscd. Notes	3.00	11/27/2020	1,000,000	[a]	1,004,055
Federal Home Loan Mortgage Corporation, Unscd. Notes	3.16	12/28/2021	2,520,000	[a]	2,521,402
Federal National Mortgage Association, REMIC, Ser. 2005-63, Cl. HB	5.00	7/1/2025	338,787	[a]	352,371

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 98.3% (continued)
U.S. Government Agencies Mortgage-Backed - 54.2% (continued)
Federal National Mortgage Association, REMIC, Ser. 2009-21, Cl. HB	4.50	4/1/2024	311,545	[a]	314,704
Federal National Mortgage Association, REMIC, Ser. 2010-112, Cl. CY	4.00	10/1/2025	2,917,936	[a]	3,006,935
Federal National Mortgage Association, REMIC, Ser. 2010-117, Cl. DE	2.00	5/1/2025	1,024,773	[a]	1,017,368
Federal National Mortgage Association, REMIC, Ser. 2010-124, Cl. AG	1.75	11/1/2020	326,202	[a]	323,466
Federal National Mortgage Association, REMIC, Ser. 2010-90, Cl. VN	4.00	5/1/2038	335,915	[a]	336,649
Federal National Mortgage Association, REMIC, Ser. 2011-106, Cl. LU	3.50	9/1/2034	1,440,725	[a]	1,447,052
Federal National Mortgage Association, REMIC, Ser. 2011-122, Cl. A	3.00	12/1/2025	389,142	[a]	388,566
Federal National Mortgage Association, REMIC, Ser. 2011-23, Cl. AB	2.75	6/1/2020	9,620	[a]	9,630
Federal National Mortgage Association, REMIC, Ser. 2011-32, Cl. CV	3.50	4/1/2024	1,806,077	[a]	1,805,294
Federal National Mortgage Association, REMIC, Ser. 2011-36, Cl. PV	4.50	11/1/2040	590,730	[a]	590,599
Federal National Mortgage Association, REMIC, Ser. 2011-79, Cl. GC	2.00	12/1/2022	592,411	[a]	587,828
Federal National Mortgage Association, REMIC, Ser. 2011-79, Cl. HD	2.00	12/1/2022	592,411	[a]	585,826
Federal National Mortgage Association, REMIC, Ser. 2012-11, Cl. DV	4.00	4/1/2023	910,861	[a]	927,239
Federal National Mortgage Association, REMIC, Ser. 2012-127, Cl. DH	4.00	11/1/2027	985,078	[a]	998,461
Federal National Mortgage Association, REMIC, Ser. 2012-78, Cl. KB	1.75	7/1/2027	757,070	[a]	749,336
Federal National Mortgage Association, REMIC, Ser. 2012-94, Cl. E	3.00	6/1/2022	182,207	[a]	181,895

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 98.3% (continued)
U.S. Government Agencies Mortgage-Backed - 54.2% (continued)
Federal National Mortgage Association, REMIC, Ser. 2012-98, Cl. YM	1.50	9/1/2027	1,128,736	[a]	1,108,435
Federal National Mortgage Association, REMIC, Ser. 2013-138, Cl. BE	2.50	1/1/2029	70,157	[a]	70,023
Federal National Mortgage Association, REMIC, Ser. 2013-30, Cl. DA	1.75	4/1/2028	823,081	[a]	810,115
Federal National Mortgage Association, Unscd. Notes	1.54	7/6/2021	2,965,000	[a]	2,943,318
Government National Mortgage Association, Ser. 2010-46, Cl. CB	3.00	3/1/2039	234,687		234,614
Federal Home Loan Mortgage Corporation:
2.00%, 2/1/23-7/1/23			1,473,037	[a]	1,476,931
2.50%, 1/1/23-3/1/27			3,492,635	[a]	3,507,918
3.00%, 9/1/26-3/1/27			3,006,251	[a]	3,062,346
3.50%, 10/1/25-5/1/27			3,368,971	[a]	3,454,823
4.00%, 10/1/25-6/1/26			2,602,463	[a]	2,691,076
4.50%, 11/1/24-9/1/26			1,001,373	[a]	1,031,750
Federal National Mortgage Association:
1.94%, 11/1/22			639,288	[a]	637,274
2.00%, 4/1/23-10/1/23			7,573,746	[a]	7,563,452
2.42%, 4/1/46			1,478,738	[a]	1,494,978
2.50%, 6/1/22-5/1/28			18,154,318	[a]	18,216,733
3.00%, 1/1/24-9/1/27			8,969,600	[a]	9,171,369
3.33%, 10/1/20			1,816,709	[a]	1,830,409
3.50%, 8/1/26-5/1/27			3,056,214	[a]	3,161,073
3.62%, 12/1/21			1,763,145	[a]	1,816,869
4.00%, 5/1/29-7/1/29			4,279,256	[a]	4,422,634
4.07%, 7/1/20			2,221,728	[a]	2,260,451
4.50%, 11/1/22			389,997	[a]	397,366
4.65%, 10/1/19			1,338,833	[a]	1,342,577
5.00%, 3/1/27			2,609,044	[a]	2,688,384
6.00%, 8/1/22			762,045	[a]	779,664
Government National Mortgage Association I:
4.00%, 8/1/24-7/1/27			2,074,690		2,142,821
Government National Mortgage Association II:
3.00%, 4/1/27			1,447,817		1,469,026
3.50%, 3/1/26			555,085		570,152
4.50%, 7/1/24-5/1/25			1,789,544		1,865,192
				136,691,713

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 98.3% (continued)
U.S. Government Securities - 25.0%
U.S. Treasury Notes	1.25	3/31/2021	6,000,000	[b] 5,922,891
U.S. Treasury Notes	2.13	5/15/2022	2,000,000	2,013,750
U.S. Treasury Notes	2.13	12/31/2021	7,000,000	7,039,922
U.S. Treasury Notes	2.13	8/15/2021	7,500,000	7,532,080
U.S. Treasury Notes	2.38	3/15/2022	4,250,000	4,306,777
U.S. Treasury Notes	2.38	3/15/2021	6,000,000	6,042,188
U.S. Treasury Notes	2.50	2/15/2022	4,250,000	4,317,485
U.S. Treasury Notes	2.50	12/31/2020	6,000,000	6,044,063
U.S. Treasury Notes	2.63	5/15/2021	6,000,000	6,076,758
U.S. Treasury Notes	2.63	7/15/2021	6,750,000	6,847,295
U.S. Treasury Notes	2.75	9/15/2021	6,750,000	6,878,408
				63,021,617
Total Bonds and Notes (cost $247,115,236)			247,990,102
Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)	Value ($)
Short-Term Investments - .1%
U.S. Government Securities
U.S. Treasury Bills (cost $197,993)	2.44	10/31/2019	200,000	[c] 198,099
Description	1-Day Yield (%)		Shares	Value ($)
Investment Companies - .4%
Registered Investment Companies - .4%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $1,130,327)	2.40		1,130,327	[d] 1,130,327
Total Investments (cost $248,443,556)			98.8%	249,318,528
Cash and Receivables (Net)			1.2%	3,037,467
Net Assets			100.0%	252,355,995

REMIC—Real Estate Mortgage Investment Conduit

a The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

b Security, or portion thereof, on loan. At May 31, 2019, the value of the fund’s securities on loan was $1,641,769 and the value of the collateral held by the fund was $1,674,812, consisting of U.S. Government & Agency securities.

c Security is a discount security. Income is recognized through the accretion of discount.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Short-Term U.S. Government Securities Fund

May 31, 2019 (Unaudited)

The following is a summary of the inputs used as of May 31, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Commercial Mortgage-Backed	-	39,724,870	-	39,724,870
Investment Companies	1,130,327	-	-	1,130,327
Municipal Bonds	-	8,551,902	-	8,551,902
U.S. Government Agencies/Mortgage-Backed	-	136,691,713	-	136,691,713
U.S. Treasury	-	63,219,716	-	63,219,716

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the

NOTES

market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

NOTES

At May 31, 2019, accumulated net unrealized appreciation on investments was $874,972, consisting of $1,622,886 gross unrealized appreciation and $747,914 gross unrealized depreciation.

At May 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.